INCOME TAXES (Tables)	6 Months Ended
Jan. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of components of the provision for income taxes

	For the six months ended
	January 31, 2025	January 31, 2024

Current Hong Kong	$6,891	$11,972
Deferred Hong Kong	–	–
Provision for income taxes	$6,891	$11,972

Schedule of Hong Kong effective tax rate

	For the six months ended
	January 31, 2025	January 31, 2024

Hong Kong statutory income tax rate	16.50%	8.25%
Prior year over-accrual of provision for income taxes	–	(4.32)%
Effective tax rate	16.50%	3.93%